Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2022
Equity [abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥(7,147)	¥2,147	¥26,890
Tax effects	749	2,719	(6,107)
Remeasurement of defined benefit pension plans	¥(6,398)	¥4,866	¥20,783

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥(190,190)	¥284,350	¥558,102
Reclassification adjustments to profit or (loss)	399	(112)	—
Before tax effects	(189,791)	284,238	558,102
Tax effects	(17,281)	25,066	25,867
Exchange differences on translation of foreign operations	¥(207,072)	¥309,304	¥583,969

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥(6,722)	¥79,364	¥(17,295)
Tax effects	3,210	(17,498)	2,669
Changes in fair value of financial assets measured at fair value through OCI	¥(3,512)	¥61,866	¥(14,626)

Cash flow hedges:
Amounts arising during the year	¥(37,626)	¥(40,833)	¥82,780
Reclassification adjustments to profit or (loss)	620	(24,485)	(79,321)
Before tax effects	(37,006)	(65,318)	3,459
Tax effects	11,317	19,973	(1,286)
Cash flow hedges	¥(25,689)	¥(45,345)	¥2,173

Hedging cost:
Amounts arising during the year	¥(344)	¥(9,978)	¥6,611
Reclassification adjustments to profit or (loss)	(890)	(3,200)	(3,071)
Before tax effects	(1,234)	(13,178)	3,540
Tax effects	377	4,031	(1,083)
Hedging cost	¥(857)	¥(9,147)	¥2,457

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥(181)	¥(299)	¥(497)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	(181)	(299)	(497)
Tax effects	—	—	—
Share of other comprehensive income of investments accounted for using the equity method	¥(181)	¥(299)	¥(497)
Total other comprehensive income (loss) for the year	¥(243,709)	¥321,245	¥594,261